Property, plant and equipment	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Property, plant and equipment

13.	Property, plant and equipment

13A.	Accounting policy
Property, plant and equipment are stated at cost of acquisition or construction less accumulated depreciation and impairment, if any.
Freehold land is measured at cost and is not depreciated.
Heritage assets, comprising antique vehicles purchased by the Company, are not depreciated as they are considered to have a residual value in excess of cost. Residual values are re-assessed
on an annual basis.
Cost includes purchase price,
non-recoverable
taxes and duties, labor cost and direct overheads for self-constructed assets and other direct costs incurred up to the date the asset is ready for its intended use.
Subsequent Expenditure relating to property, plant and equipment is capitalised only when it is probable that future economic benefits associated with these will flow to the Company and the cost of the item can be measured reliably. Repairs and Maintenance costs are recognized in the statement of profit and loss when incurred.
Interest cost incurred for constructed assets is capitalized up to the date the asset is ready for its intended use, based on borrowings incurred specifically for financing the asset or the weighted average rate of all other borrowings, if no specific borrowings have been incurred for the asset.
Depreciation is provided on a straight-line basis over estimated useful lives of the assets. Estimated useful lives of the assets are as follows:

Type of Asset	Estimated useful life
Buildings, Roads, Bridge and culverts	4 to 60 years
Plant and equipment	3 to 30 years
Computers	3 to 6 years
Vehicles	3 to 11 years
Furnitures and fixtures	3 to 21 years
The depreciation period for property, plant and equipment with finite useful lives is reviewed at each year–end. Changes in expected useful lives are treated as changes in accounting estimates.
Depreciation is not recorded on capital
work-in-progress
until construction and installation are complete and the asset is ready for its intended use.
Capital-work-in-progress
includes capital advances.
An item of property, plant and equipment is derecognized on disposal. Any gain or loss arising from derecognition of an item of property, plant and equipment is included in income statement when it is derecognized.

13B.	Property, plant and equipment consists of the following:

	Land and buildings		Plant and equipment		Vehicles		Computers		Furniture and fixtures		Heritage Assets		Capital work-in- progress		Total

	(In millions)

Cost as at April 1, 2022	Rs.	315,947.4	Rs.	1,451,199.1	Rs.	5,510.3	Rs.	28,882.2	Rs.	17,937.4	Rs.	3,290.0	Rs.	36,653.9	Rs.	1,859,420.3
Additions		6,826.8		51,123.1		550.1		3,322.7		717.3		—		74,857.5		137,397.5
Additions on account of Ford plant acquisition (refer note below)		6,277.1		—		—		—		—		—		3,132.2		9,409.3
Transferred to gross block		—		—		—		—		—		—		(60,255.3)		(60,255.3)
Assets held for sale		(6,157.0)		—		—		—		—		(186.5)		—		(6,343.5)
Write down of assets		—		—		—		—		—		—		(1.0)		(1.0)
Currency translation		7,560.9		27,574.1		41.4		558.4		372.4		2.4		1,276.3		37,385.9
Disposals/Adjustments		(1,508.0)		(28,649.5)		(1,122.8)		(196.4)		(184.8)		(379.7)		—		(32,041.2)

Cost as at March 31, 2023		328,947.2		1,501,246.8		4,979.0		32,566.9		18,842.3		2,726.2		55,663.6		1,944,972.0

Accumulated Depreciation as at April 1, 2022		(80,641.9)		(952,946.5)		(3,401.1)		(19,180.1)		(12,172.7)		(1,944.2)		—		(1,070,286.5)
Depreciation for the year		(12,808.2)		(99,218.5)		(527.8)		(2,356.9)		(925.7)		—		—		(115,837.1)
Assets held for sale		575.6		—		—		—		—		—		—		575.6
Reversal of impairment loss (refer note 18(c))		—		587.7		—		—		—		—		—		587.7
Currency translation		(2,421.2)		(19,836.6)		(219.9)		(336.4)		(244.6)		—		—		(23,058.7)
Disposals/Adjustments		365.6		27,056.3		926.7		167.9		142.4		—		—		28,659.0

Accumulated Depreciation as at March 31, 2023		(94,930.1)		(1,044,357.6)		(3,222.1)		(21,705.5)		(13,200.6)		(1,944.2)		—		(1,179,360.1)

Net carrying amount as at March 31, 2023	Rs.	234,017.1	Rs.	456,889.2	Rs.	1,756.9	Rs.	10,861.4	Rs.	5,641.7	Rs.	782.0	Rs.	55,663.6	Rs.	765,611.9

															US$	9,317.4

	Land and buildings		Plant and equipment		Vehicles		Computers		Furniture and fixtures		Heritage Assets		Capital work-in- progress		Total
	(In millions)

Cost as at April 1, 2021	Rs.	315,064.9	Rs.	1,356,630.4	Rs.	6,697.1	Rs.	27,432.1	Rs.	18,110.0	Rs.	3,536.9	Rs.	85,087.8	Rs.	1,812,559.1
Additions		6,150.5		124,013.6		549.8		2,273.3		1,215.3		50.8		82,887.8		217,141.1
Transferred to Gross Block		—		—		—		—		—		—		(130,754.0)		(130,754.0)
Assets held for sale		(915.5)		—		—		—		—		(191.6)		—		(1,107.1)
Write down of assets		—		—		—		—		—		—		(722.8)		(722.8)
Currency translation		(3,918.8)		(17,141.6)		(43.8)		(619.7)		(643.0)		(17.4)		155.1		(22,229.2)
Disposals/Adjustments		(433.7)		(12,303.3)		(1,692.9)		(203.4)		(745.0)		(88.7)		—		(15,467.0)

Cost as at March 31, 2022		315,947.4		1,451,199.1		5,510.3		28,882.2		17,937.4		3,290.0		36,653.9		1,859,420.3

Accumulated Depreciation as at April 1, 2021		(69,641.1)		(885,252.8)		(3,489.9)		(17,538.9)		(11,924.7)		(1,670.9)		—		(989,518.3)
Depreciation for the year		(12,862.1)		(91,543.2)		(870.3)		(2,166.9)		(1,013.3)		—		—		(108,455.8)
Assets held for sale		608.8		—		—		—		—		—		—		608.8
Reversal of impairment loss (refer note 18 (c))		—		264.0		0.6		24.6		63.6				—		352.8
Write down of assets		—		—		—		—		—		(273.3)				(273.3)
Currency translation		1,077.5		11,583.1		32.6		345.5		151.1		—		—		13,189.8
Disposals/Adjustments		175.0		12,002.4		925.9		155.6		550.7		—		—		13,809.5

Accumulated Depreciation as at March 31, 2022		(80,641.9)		(952,946.5)		(3,401.1)		(19,180.1)		(12,172.7)		(1,944.2)		—	Rs.	(1,070,286.5)

Net carrying amount as at March 31, 2022	Rs.	235,305.5	Rs.	498,252.6	Rs.	2,109.2	Rs.	9,702.1	Rs.	5,764.7	Rs.	1,345.8	Rs.	36,653.9	Rs.	789,133.7

On May 30, 2022, Tata Passenger Electric Mobility Ltd.(TPEML), wholly owned subsidiary of the Company, Ford India Private Limited (“FIPL”) and the Government of Gujarat signed a Memorandum of Understanding for the potential acquisition of FIPL’s Sanand vehicle manufacturing facility, including (i) the land and buildings, (ii) the vehicle manufacturing plant, machinery and equipment, and (iii) the transfer of all eligible employees of FIPL’s Sanand vehicle manufacturing operations. FIPL will operate its powertrain manufacturing facilities by leasing back the land and buildings of the powertrain unit from TPEML. On August 7, 2022, TPEML and FIPL, have signed a Unit Transfer Agreement (UTA) for the acquisition of FIPL’s manufacturing plant situated at Sanand, Gujarat for a total consideration, exclusive of taxes, of Rs.7,257.0 million. Pursuant to the fulfilment of the necessary condition precedents, including receipt of relevant regulatory approvals, the parties have completed the transaction on January 10, 2023 and the Company has acquired the Sanand Property and the Plant and Machinery. Additionally, all the eligible employees were offered employment, and those who have accepted the Company’s offer of employment, have been transferred to the Company and have become employees of the Company with effect from January 10, 2023.